Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:			Net Income (4)	Return on Average Equity (5)
					Company Total Shareholder Return (3)	BBREIT Mortgage Index Total Shareholder Return (3)	FNMRC Index Total Shareholder Return (3)
	($)	($)	($)	($)	($)	($)	($)	($)	(%)
2025	5,699,383	7,122,480	2,344,106	2,866,747	136.22	—	111.27	(31.1)	7.44
2024	5,849,879	5,558,598	2,382,147	2,274,880	122.07	—	97.67	(132.0)	8.90
2023	5,832,378	8,160,430	2,330,611	3,205,621	140.96	100.94	97.43	(15.5)	9.21
2022	5,878,120	4,005,123	2,270,857	1,566,837	105.98	89.82	86.15	45.8	8.04
2021	5,670,652	6,657,752	2,383,732	2,689,103	153.83	121.28	120.24	(101.0)	7.05

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
Michael Mazzei was appointed CEO and President effective April 1, 2020 (continuing as CEO and no longer serving as President since February 22, 2022). For 2021 through 2025, the other NEOs were Andrew E. Witt, our Chief Operating Officer (and President, from and after February 22, 2022), Frank V. Saracino, our Chief Financial Officer, Treasurer and Executive Vice President, and David A. Palamé, our General Counsel, Secretary and Executive Vice President.

Adjustment To PEO Compensation, Footnote	This column is computed in accordance with Item 402(v) of Regulation S-K with “Compensation Actually Paid” as a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. Amounts for “Other NEOs” represents the average of each named executive officer (“NEO”) other than the CEO.

Name	Year	SCT Total	SCT Stock Awards	Year End Fair Value of Unvested Stock Awards Granted	Year End Change In Fair Value of Prior Year Unvested Stock Awards	Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Prior Year Stock Awards that Vested	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
CEO	2025	$5,699,383	$(3,182,209)	$3,311,993	$825,044	$—	$97,199	—	$371,070	$7,122,480
	2024	5,849,879	(3,283,905)	2,783,160	(29,960)	—	(191,916)	—	431,339	5,558,598
	2023	5,832,378	(2,986,959)	4,366,960	445,660	—	(58,273)	—	560,664	8,160,430
	2022	5,878,120	(3,034,851)	2,351,632	(1,440,486)	—	(172,666)	—	423,374	4,005,123
	2021	5,670,652	(3,633,700)	4,309,200	—	—	157,300	—	154,300	6,657,752
NEO Average	2025	2,344,106	(1,246,117)	1,296,939	313,913	—	34,216	—	123,690	2,866,747
	2024	2,382,147	(1,249,458)	1,058,935	(7,092)	—	(71,371)	—	161,719	2,274,880
	2023	2,330,611	(1,136,476)	1,661,540	163,170	—	(21,533)	—	208,309	3,205,621
	2022	2,270,857	(1,097,002)	850,040	(541,897)	—	(72,009)	—	156,848	1,566,837
	2021	2,383,732	(1,405,147)	1,621,080	13,154	—	21,555	—	54,729	2,689,103

Non-PEO NEO Average Total Compensation Amount	$ 2,344,106	$ 2,382,147	$ 2,330,611	$ 2,270,857	$ 2,383,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,866,747	2,274,880	3,205,621	1,566,837	2,689,103
Adjustment to Non-PEO NEO Compensation Footnote	This column is computed in accordance with Item 402(v) of Regulation S-K with “Compensation Actually Paid” as a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. Amounts for “Other NEOs” represents the average of each named executive officer (“NEO”) other than the CEO.
Compensation Actually Paid vs. Total Shareholder Return	2021-2025 Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	2021-2025 Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	2021-2025 Compensation Actually Paid and Return on Average Equity
Tabular List, Table	⇒ return on average equity; ⇒ adjusted distributable earnings; and ⇒ total dividends paid to stockholders.
Total Shareholder Return Amount	$ 136.22	122.07	140.96	105.98	153.83
Peer Group Total Shareholder Return Amount	111.27	97.67	97.43	86.15	120.24
Net Income (Loss)	$ (31,100,000)	$ (132,000,000.0)	$ (15,500,000)	$ 45,800,000	$ (101,000,000.0)
Company Selected Measure Amount	7.44	8.90	9.21	8.04	7.05
PEO Name	Michael Mazzei
Additional 402(v) Disclosure
In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers. The disclosure included in this section is not incorporated by reference in Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
The following tables sets forth information concerning the compensation actually paid to our CEO and the average compensation among our other NEOs compared to Company performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Total Shareholder Return is calculated for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends over such period. The FTSE NAREIT All Mortgage Capped Index (the “FNMRC Index”) is designed to provide a comprehensive assessment of overall industry performance, and includes all tax-qualified real estate investment trusts that are listed on the New York Stock Exchange, the NYSE Arca or the NASDAQ National Market List. We previously utilized the Bloomberg Real Estate Investment Trust Mortgage Index (the “BBREIT Index”), which index ceased to be published in 2024, requiring us to switch to the FNMRC Index.Net Income (Loss) as determined in accordance with generally accepted accounting principles in the United States. Amounts in millions.
The graphs below reflect the relationship between “Compensation Actually Paid” to our Chief Executive Officer and the average compensation actually paid among other Named Executive Officers and (i) Total Shareholder Return (of our Company and (x) the Bloomberg Real Estate Investment Trust Mortgage Index (the “BBREIT Index”) between 2021 and 2023, after which the BBREIT Index was discontinued, and (y) the FTSE NAREIT All Mortgage Capped Index (the “FNMRC Index”) between 2021 and 2025, which replaces the BBREIT Index), (ii) Net Income, and (iii) Return on Average Equity (“ROAE”).

Prior Peer Group Total Shareholder Return Amount	$ 0	$ 0	$ 100.94	$ 89.82	$ 121.28
Measure:: 1
Pay vs Performance Disclosure
Name	return on average equity
Non-GAAP Measure Description	Return on Average Equity is defined in “Non-GAAP Financial Measures” below.
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted distributable earnings
Measure:: 3
Pay vs Performance Disclosure
Name	total dividends paid to stockholders
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,246,117)	(1,249,458)	(1,136,476)	(1,097,002)	(1,405,147)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,296,939	1,058,935	1,661,540	850,040	1,621,080
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,913	(7,092)	163,170	(541,897)	13,154
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,216	(71,371)	(21,533)	(72,009)	21,555
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,690	161,719	208,309	156,848	54,729
Mr. Mazzei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,699,383	5,849,879	5,832,378	5,878,120	5,670,652
PEO Actually Paid Compensation Amount	7,122,480	5,558,598	8,160,430	4,005,123	6,657,752
Mr. Mazzei [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,182,209)	(3,283,905)	(2,986,959)	(3,034,851)	(3,633,700)
Mr. Mazzei [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,311,993	2,783,160	4,366,960	2,351,632	4,309,200
Mr. Mazzei [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	825,044	(29,960)	445,660	(1,440,486)	0
Mr. Mazzei [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Mr. Mazzei [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,199	(191,916)	(58,273)	(172,666)	157,300
Mr. Mazzei [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Mr. Mazzei [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 371,070	$ 431,339	$ 560,664	$ 423,374	$ 154,300